TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES

11.TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES

(a)	Trade and other payables

	December 31,	December 31,
	2021	2020
Trade payables	$5,966	$2,583
Payroll related liabilities	339	658
Royalties payable	113	—
Lease obligations (note 15)	372	131
Other	26	11
	$6,816	$3,383

(b)	Accrued liabilities

	December 31,	December 31,
	2021	2020
Construction-related	$2,045	$1,082
Land and water fees	1,795	1,852
Payroll related	1,244	725
Other	575	684
	$5,659	$4,343